Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Research and Development Expenses
Summary of research and development expenses

	Year Ended December 31,
	2020	2019	2018

	(in US$’000)
Clinical trial related costs	105,869	87,777	73,693
Personnel compensation and related costs	63,542	46,246	35,340
Other research and development expenses	5,365	4,167	5,128
	174,776	138,190	114,161